Equipment on Lease, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Equipment on Lease, Net	Equipment on Lease, Net
The equipment leased to customers had a cost basis of $8.1 million and accumulated depreciation of $0.5 million as of June 30, 2021. Total lease revenue earned for the six months ended June 30, 2021 was $0.6 million. The total depreciation expense was $0.3 million and included in cost of revenue for the six months ended June 30, 2021. There was no lease revenue or depreciation expense for the six months ended June 30, 2020.
As of December 31, 2020, there were four 3D Printers (equipment) leased to customers. The equipment leased to customers had a cost basis of $3.0 million and accumulated depreciation of $0.2 million as of December 31, 2020.
The Company entered into debt secured by certain leased equipment to customers. The proceeds received were recognized as a financial liability under long-term debt. Lease payments remaining was $1.0 million and $1.3 million were due for the year as of June 30, 2021 and December 31, 2020, respectively. See Note 11, Long-term Debt, for a description of these financing arrangements.
For the six months ended June 30, 2021 principal payments of $0.3 million were paid for equipment lease loans. There was no equipment leased for the six months ended June 30, 2020.
Equipment on Lease, Net
As of December 31, 2020, there were four 3D Printers (equipment) leased to customers. The equipment leased to customers had a cost basis of $3.0 million and accumulated depreciation of $0.2 million as of December 31, 2020. Total lease revenue earned for the year ended December 31, 2020 was $0.4 million. The total depreciation expense was $0.2 million and included in cost of revenue for the year ended December 31, 2020. Transfers to “Equipment on lease, net” from “Inventories” was $3.0 million during the year ended December 31, 2020.
As of December 31, 2019, there was no equipment leased to customers.
For three 3D Printers under lease to customers, the Company entered into debt secured by the leased equipment. The proceeds received were recognized as a financial liability under long-term debt. As of December 31, 2020, $0.5 million of lease payments were due for the year ended December 31, 2021. See Note 11, Long-term Debt, for a description of these financing arrangements.